Borrowings (Details Narrative) (Bendon Limited)										1 Months Ended		6 Months Ended			7 Months Ended	12 Months Ended
	Jun. 19, 2018 NZD ($)	Jun. 19, 2018 USD ($)	Sep. 29, 2017 NZD ($) shares	Sep. 29, 2017 USD ($) shares	Aug. 31, 2017 NZD ($)	Aug. 07, 2017 NZD ($)	Aug. 04, 2017 NZD ($)	Sep. 29, 2016 NZD ($) shares	Jun. 27, 2016 NZD ($)	Dec. 31, 2017	Sep. 30, 2017	Jul. 31, 2018 NZD ($)	Jul. 31, 2018 USD ($)	Jul. 31, 2017 NZD ($)	Jan. 31, 2017 NZD ($)	Jan. 31, 2018 NZD ($)	Jun. 30, 2016 NZD ($)	Jun. 30, 2015 NZD ($)	Jan. 31, 2018 USD ($)	Aug. 09, 2017	Jan. 31, 2017 USD ($)
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, maturity date												Jan. 31, 2019	Jan. 31, 2019
Borrowings, interest rate																15.00%			15.00%
Current shareholder loans																$ 10,951,000
Borrowings converted amount	$ 4,200,000											1,420,000
Current convertible notes																$ 1,740,000
USD [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings converted amount		$ 2,800,000											$ 1,000,000
Term loan facility [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount												$ 20,000,000
Borrowings, maturity date												Jun. 14, 2019	Jun. 14, 2019
Borrowings, interest rate												5.66%				5.55%			5.55%
Shareholder loan [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate												30.00%				30.00%			30.00%
Interest costs capitalised												$ 1,061,588		$ 1,291,962
Bendon Limited [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount																$ 3,544,649
Borrowings, interest rate																7.00%			7.00%
Gearing ratio										5.96	6.45
Decrease in borrowing facility					$ 4,300,000	$ 270,000	$ 180,000
Increase in margin percentage																2.00%
Increase in line fee percentage																1.00%
Current shareholder loans															$ 8,200,000	$ 10,951,000	$ 29,281,000	$ 16,918,000
Increase decrease in shares through conversion of convertible instruments, equity | shares								24,839
Borrowings converted amount								$ 24,839,783
Other current borrowings and current portion of other non-current borrowings																1,159,000
Current convertible notes															$ 13,744,000	$ 1,740,000
Bendon Limited [Member] | USD [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount																			$ 2,600,000
Bendon Limited [Member] | Term loan facility [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount									$ 16,000,000
Borrowings, maturity date									Jun. 27, 2018
Borrowings, interest rate															4.84%	5.55%	4.77%		5.55%		4.84%
Bendon Limited [Member] | Interchangeable facility [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount															$ 31,710,000	$ 22,489,428	$ 32,877,397
Borrowings, interest rate															3.87%	5.32%			5.32%		3.87%
Maximum borrowing amount																$ 35,000,000
Bendon Limited [Member] | Shareholder loan [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Borrowings, interest rate															30.00%	30.00%	30.00%	30.00%	30.00%		30.00%
Interest costs capitalised															$ 6,436,987	$ 2,806,945	$ 7,042,000	$ 3,192,000
Bendon Limited [Member] | Convertible notes [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount															$ 16,474,465	$ 3,624,198
Borrowings, maturity date																Aug. 10, 2019
Borrowings, interest rate																				10.00%
Increase decrease in shares through conversion of convertible instruments, equity | shares			23,961	23,961
Borrowings converted amount			$ 16,790,000
Bendon Limited [Member] | Convertible notes [Member] | USD [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Notional amount																			$ 2,600,000		$ 12,000,000
Borrowings converted amount				$ 11,750,000
Bendon Limited [Member] | Other Loan [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Interest costs capitalised			$ 1,420,000
Bendon Limited [Member] | Other Loan [Member] | USD [Member]
DisclosureOfBorrowingsLineItems [Line Items]
Interest costs capitalised				$ 1,000,000